Stockholders' Equity - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	50,000	50,000	50,000	50,000	50,000
Preferred stock, shares outstanding	50,000	50,000	50,000	50,000	50,000
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000	150,000,000
Common stock, voting rights description	Holders of common stock are entitled to one vote for each share held at all stockholder meetings.